Business Segment Information - Change in cash (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Segment Information
Cash provided by (used in) operating activities	$ (31,543)	$ 26,181	$ 30,637
Cash used in investing activities	2,760	(6,307)	(4,677)
Cash used in financing activities	(1,157)	(3,815)	(17,192)
Exchange rate effect on cash	3,444	(1,524)	76
(Decrease) increase in cash	(26,496)	14,535	8,844
Operating segments
Business Segment Information
Cash provided by (used in) operating activities	(31,543)	26,181	30,637
Cash used in investing activities	2,760	(6,307)	(4,677)
Cash used in financing activities	(1,157)	(3,815)	(17,192)
Exchange rate effect on cash	3,444	(1,524)	76
(Decrease) increase in cash	(26,496)	14,535	8,844
Iron Ore Royalty | Operating segments
Business Segment Information
Cash provided by (used in) operating activities	(40,438)	(7,028)	3,866
Cash used in investing activities	30,501
Exchange rate effect on cash	51	(576)	3
(Decrease) increase in cash	(9,886)	(7,604)	3,869
Merchant banking | Operating segments
Business Segment Information
Cash provided by (used in) operating activities	(35,731)	25,455	6,949
Cash used in investing activities	3,158	(6,298)	(4,670)
Cash used in financing activities	(1,027)	(236)	(521)
Exchange rate effect on cash	1,258	1,103	1,625
(Decrease) increase in cash	(32,342)	20,024	3,383
All other segments | Operating segments
Business Segment Information
Cash provided by (used in) operating activities	44,626	7,754	19,822
Cash used in investing activities	(30,899)	(9)	(7)
Cash used in financing activities	(130)	(3,579)	(16,671)
Exchange rate effect on cash	2,135	(2,051)	(1,552)
(Decrease) increase in cash	$ 15,732	$ 2,115	$ 1,592